NATURE OF OPERATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Subsidiary, Sale of Stock [Line Items]
Accumulated deficit	$ 46,230	$ 29,713
Minimum period for which Company's cash and cash equivalents and available for sale securities will allow to fund its operating plan	12 months